UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New York 98.3%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 8.25% *, 12/15/2023, Bank of America NA (a)	1,000,000	1,000,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 8.0% *, 7/1/2038, TD Banknorth NA (a)	7,330,000	7,330,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Ave. LLC Project, Series A, AMT, 8.0% *, 9/1/2033	10,470,000	10,470,000
Broome County, NY, Industrial Development Agency Revenue, Parlor City Paper Box Co., AMT, 8.14% *, 10/1/2016, NBT Bank NA (a)	650,000	650,000
Commack, NY, Union Free School District, Tax Anticipation Notes, 2.75%, 6/30/2009	5,000,000	5,041,539

Erie County, NY, Industrial Development Agency, School Facility Revenue, Series 2946, 144A, 5.62% *, 11/1/2012 (b)	5,355,000	5,355,000
Nassau County, NY, General Obligation, Series A, 3.25%, 1/15/2009 (b)	3,395,000	3,402,812
New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-4, 7.75% *, 11/1/2034, KBC Bank NV (a)	3,000,000	3,000,000
New York, Metropolitan Transportation Authority Revenue:
144A, 4.72% *, 11/15/2026 (b)	7,980,000	7,980,000
"A", 4.75% *, 11/15/2030 (b)	3,680,000	3,680,000
New York, Metropolitan Transportation Authority, Commuter Facilities Revenue, Series C-1, Prerefunded, 5.375%, 7/1/2027	5,685,000	5,884,024
New York, State Dormitory Authority Revenue, Secondary Issues:
Series 2381, 144A, 4.75% *, 12/15/2014	1,890,000	1,890,000
Series 2659, 144A, 4.95% *, 3/15/2015	1,900,000	1,900,000
Series R-12121, 5.0% *, 3/15/2031	2,100,000	2,100,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Long Island University, Series A-1, 8.2% *, 9/1/2036, Allied Irish Bank PLC (a)	6,500,000	6,500,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Columbia University, Series A, 5.0%, 7/1/2009	3,130,000	3,209,527
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 9.0% *, 5/15/2036	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 8.9% *, 5/15/2037	5,000,000	5,000,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Ave. Housing, Series A, AMT, 8.15% *, 5/15/2041	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 7.6% *, 5/15/2036	4,500,000	4,500,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 8.1% *, 5/15/2033	7,000,000	7,000,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 153, AMT, 9.53% *, 4/1/2047	2,000,000	2,000,000
New York, State Power Authority:
1.47%, 10/2/2008	3,200,000	3,200,000
1.65%, 10/2/2008	2,000,000	2,000,000
1.7%, 12/11/2008	4,000,000	4,000,000
New York, State Revenue Bonds:
Series 2008-3506, 144A, 4.77% *, 4/1/2016 (b)	2,900,000	2,900,000
Series 2008-1064, 144A, 6.26% *, 6/1/2032	23,800,000	23,800,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series R-458, 144A, 4.6% *, 4/1/2020	4,500,000	4,500,000
New York, State Urban Development Corp. Revenue:
Series R-1094, 144A, 3.94% *, 12/15/2025	2,290,000	2,290,000
Series 2008-053, 144A, 4.23% *, 3/15/2023	8,715,000	8,715,000
Series 2008-054, 144A, 4.28% *, 3/15/2024	9,005,000	9,005,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 8.25% *, 1/1/2032	7,875,000	7,875,000
New York, Tsasc, Inc., Series 1, Prerefunded, 6.375%, 7/15/2039	5,000,000	5,284,179
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street Development, Series A, AMT, 8.15% *, 11/15/2037	5,000,000	5,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 7.95% *, 10/15/2041	1,300,000	1,300,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Boricua Village Apartments Site, Series A-2, AMT, 8.08% *, 9/1/2042, Citibank NA (a)	2,700,000	2,700,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 8.4% *, 1/1/2037, ING Bank NV (a)	4,000,000	4,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 8.25% *, 4/1/2032, Allied Irish Bank PLC (a)	1,365,000	1,365,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 7.99% *, 12/1/2034, Allied Irish Bank PLC (a)	1,075,000	1,075,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 8.0% *, 7/1/2025, Allied Irish Bank PLC (a)	4,000,000	4,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series 1289, 6.86% *, 12/15/2013	965,000	965,000

New York City, NY, Municipal Water Finance Authority:
1.65%, 11/6/2008	3,000,000	3,000,000
Series 3092, 144A, 6.02% *, 6/15/2010	3,300,000	3,300,000
New York City, NY, Transitional Finance Authority Revenue:
Series 1908, 144A, 4.75% *, 5/1/2015	1,260,000	1,260,000
Series 2C, 7.75% *, 11/1/2022	1,125,000	1,125,000
Series A, 144A, 4.76% *, 11/1/2030	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.0% *, 5/1/2028	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-1B, 7.75% *, 11/1/2022	3,465,000	3,465,000
New York, NY, General Obligation:
Series R-11299, 144A, 4.33% *, 2/1/2022	4,385,000	4,385,000
Series G, 5.0%, 8/1/2009	10,000,000	10,217,115
Series O, 5.0%, 6/1/2009	2,000,000	2,035,901
Series 2831, 144A, 5.25% *, 1/1/2015	4,600,000	4,600,000
Series 2951, 144A, 5.74% *, 10/1/2013	4,990,000	4,990,000
Series J-3, 7.83% *, 2/15/2016, JPMorgan Chase Bank (a)	1,100,000	1,100,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 8.0% *, 11/1/2025, Citizens Bank NA (a)	2,400,000	2,400,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Greater Canandaigua Family YMCA, 8.28% *, 10/1/2040, RBS Citizens NA (a)	8,360,000	8,360,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 8.25% *, 3/1/2025, Wilber National Bank (a)	1,200,000	1,200,000
Port Authority of New York & New Jersey:
1.6%, 11/14/2008	3,000,000	3,000,000
Series R-9280 144A, 4.83% *, 7/15/2035	3,000,000	3,000,000
Series R-9207, 144A, AMT, 5.36% *, 9/15/2028	5,990,000	5,990,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Series A, 8.28% *, 12/1/2021, Citizens Bank NA (a)	1,105,000	1,105,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Tomkins Cortland, 8.28% *, 1/1/2037, Citizens Bank NA (a)	6,805,000	6,805,000

		265,705,097
Puerto Rico 1.7%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 8.01% *, 12/1/2030	4,500,000	4,500,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $270,205,097) †	100.0	270,205,097
Other Assets and Liabilities, Net	0.0	9,535

Net Assets	100.0	270,214,632

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2008.

†		The cost for federal income tax purposes was $270,205,097.
(a)		Security incorporates a letter of credit from the bank listed.
(b)		Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	8.6

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	270,205,097
Level 3	-
Total	$ 270,205,097

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

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DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

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DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008